UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/14

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q form will be filed for these series as appropriate.

Dreyfus Global Absolute Return Fund

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Absolute Return Fund
July 31, 2014 (Unaudited)

	Face Amount
	Covered by
Options Purchased--5.5%	Contracts ($)		Value ($)
Call Options--5.3%
U.S. Treasury 10 Year Note Futures,
August 2014 @ $115	23,000		221,375

	Number of
	Contracts		Value ($)
Put Options--.2%
Swiss Market Index Futures,
September 2014 @ CHF 8,591	10		2,758
Swiss Market Index Futures,
September 2014 @ CHF 8,647	10		3,188
			5,946
Total Options Purchased
(cost $227,804)			227,321

	Principal
Short-Term Investments--77.3%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.00%, 9/11/14	520,000	a	519,992
0.01%, 10/16/14	418,000		417,988
0.02%, 11/20/14	2,290,000		2,289,787
Total Short-Term Investments
(cost $3,227,826)			3,227,767

Other Investment--16.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $672,682)	672,682	[b]	672,682

Total Investments (cost $4,128,312)	98.9%		4,127,770

Cash and Receivables (Net)	1.1%	46,371
Net Assets	100.0%	4,174,141

CHF-Swiss Franc

a	Held by or on behalf of a counterparty for open financial futures contracts.
b	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $1,739 of which $4,692 related to appreciated investment securities and $2,953 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	93.4
Options Purchased	5.5
98.9

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES

July 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014 ($)
Financial Futures Long
Amsterdam Exchange Index	2	215,607	August 2014	(2,126)
Australian 10 Year Bonds	1	112,395	September 2014	(872)
DAX	5	1,575,253	September 2014	(79,617)
Euro-Bond Options	12	80,602	August 2014	(33,677)
Hang Seng	3	479,339	August 2014	10,879
Long Gilt	10	1,868,616	September 2014	13,513
Topix	7	879,807	September 2014	36,966
U.S. Treasury 10 Year Notes	7	872,265	September 2014	(1,021)

Financial Futures Short
ASX SPI 200	2	(258,920)	September 2014	(1,907)
CAC 40 10 Euro	2	(113,597)	August 2014	3,260
Canadian 10 Year Bonds	4	(503,008)	September 2014	(2,342)
FTSE 100	9	(1,015,389)	September 2014	7,709
FTSE/MIB Index	1	(137,708)	September 2014	9,145
IBEX 35	3	(429,613)	August 2014	(4,440)
Japanese 10 Year Mini Bonds	25	(3,547,674)	September 2014	(19,787)
Standard & Poor's 500 E-mini	2	(192,480)	September 2014	1,176

Gross Unrealized Appreciation				82,648
Gross Unrealized Depreciation				(145,789)

STATEMENT OF OPTIONS WRITTEN
July 31, 2014 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
Swiss Market Index Futures,
September 2014 @ CHF 8,647	10	(534)
Swiss Market Index Futures,
September 2014 @ CHF 8,591	10	(721)
(premiums received $3,536)		(1,255)

CHF-Swiss Franc

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
9/17/2014	a	17,760	16,564	16,447	(117)
9/17/2014	b	103,200	96,919	95,572	(1,347)
9/17/2014	c	414,340	388,505	383,715	(4,790)
9/17/2014	d	244,100	227,677	226,058	(1,619)
9/17/2014	e	67,140	62,650	62,177	(473)
9/17/2014	f	184,060	171,905	170,455	(1,450)
9/17/2014	g	125,400	117,164	116,131	(1,033)

British Pound,
Expiring:
9/17/2014	e	781,546	1,311,758	1,318,940	7,182
9/17/2014	g	626,646	1,049,444	1,057,530	8,086

Canadian Dollar,
Expiring:
9/17/2014	a	97,660	91,079	89,464	(1,615)
9/17/2014	b	86,400	80,394	79,149	(1,245)
9/17/2014	c	420,745	387,041	385,434	(1,607)
9/17/2014	d	295,110	275,765	270,343	(5,422)
9/17/2014	e	576,904	528,681	528,487	(194)
9/17/2014	f	210,212	193,781	192,570	(1,211)
9/17/2014	g	937,229	861,414	858,572	(2,842)

Euro,
Expiring:
9/17/2014	a	22,400	30,538	29,999	(539)
9/17/2014	b	171,865	231,284	230,172	(1,112)
9/17/2014	c	200,417	270,942	268,410	(2,532)
9/17/2014	d	262,600	354,689	351,689	(3,000)
9/17/2014	e	137,600	186,478	184,282	(2,196)
9/17/2014	f	22,400	30,549	29,999	(550)
9/17/2014	g	267,918	361,346	358,811	(2,535)

Japanese Yen,
Expiring:
9/17/2014	a	2,536,380	25,029	24,665	(364)
9/17/2014	b	5,510,000	54,378	53,582	(796)
9/17/2014	c	20,854,700	205,225	202,801	(2,424)
9/17/2014	d	28,553,660	281,522	277,669	(3,853)
9/17/2014	e	6,427,300	63,248	62,502	(746)
9/17/2014	f	10,490,260	103,067	102,012	(1,055)
9/17/2014	g	62,789,700	619,454	610,597	(8,857)

New Zealand Dollar,
Expiring:
9/17/2014	a	12,960	11,152	10,956	(196)
9/17/2014	b	186,200	160,674	157,407	(3,267)
9/17/2014	c	71,040	61,082	60,055	(1,027)
9/17/2014	d	16,200	13,946	13,695	(251)
9/17/2014	e	19,440	16,727	16,434	(293)
9/17/2014	f	29,160	25,116	24,651	(465)
9/17/2014	g	171,000	147,306	144,557	(2,749)

Norwegian Krone,
Expiring:
9/17/2014	b	1,073,175	172,095	170,412	(1,683)
9/17/2014	c	2,009,200	329,594	319,046	(10,548)
9/17/2014	g	1,448,625	235,693	230,031	(5,662)

Swedish Krona,
Expiring:
9/17/2014	b	634,500	93,103	91,961	(1,142)
9/17/2014	e	1,722,143	256,756	249,598	(7,158)
9/17/2014	f	1,948,545	291,185	282,411	(8,774)
9/17/2014	g	1,314,205	195,262	190,474	(4,788)

Swiss Franc,
Expiring:
9/17/2014	e	1,028	1,138	1,132	(6)
9/17/2014	f	70,000	77,389	77,052	(337)
9/17/2014	g	69,000	76,465	75,952	(513)

Sales:
Australian Dollar,
Expiring:			Proceeds ($)
9/17/2014	a	38,200	35,703	35,377	326
9/17/2014	b	563,178	524,427	521,552	2,875
9/17/2014	c	1,096,672	1,020,641	1,015,613	5,028
9/17/2014	d	145,980	136,147	135,190	957
9/17/2014	e	73,500	68,622	68,067	555
9/17/2014	f	21,600	20,198	20,003	195
9/17/2014	g	463,680	433,551	429,408	4,143

British Pound,

Expiring:
9/17/2014	b	38,400	65,815	64,804	1,011
9/17/2014	c	55,000	94,017	92,818	1,199
9/17/2014	d	39,000	66,144	65,817	327
9/17/2014	f	123,000	209,921	207,575	2,346
9/17/2014	g	65,600	111,798	110,707	1,091

Canadian Dollar,
Expiring:
9/17/2014	a	36,780	33,836	33,693	143
9/17/2014	b	248,000	230,223	227,186	3,037
9/17/2014	c	221,800	203,825	203,185	640
9/17/2014	d	142,000	130,753	130,083	670
9/17/2014	e	133,920	123,189	122,681	508
9/17/2014	f	216,080	198,868	197,945	923
9/17/2014	g	291,420	269,134	266,962	2,172

Euro,
Expiring:
9/17/2014	a	23,380	31,882	31,312	570
9/17/2014	c	612,365	832,451	820,115	12,336
9/17/2014	d	147,820	201,346	197,969	3,377
9/17/2014	e	999,599	1,353,437	1,338,721	14,716
9/17/2014	f	33,400	45,536	44,731	805
9/17/2014	g	51,100	69,874	68,436	1,438

Japanese Yen,
Expiring:
9/17/2014	a	1,856,160	18,226	18,050	176
9/17/2014	b	53,673,580	526,897	521,947	4,950
9/17/2014	c	98,003,379	962,146	953,031	9,115

9/17/2014	d	35,193,757	343,310	342,241	1,069
9/17/2014	e	2,784,240	27,331	27,075	256
9/17/2014	f	4,176,360	41,013	40,613	400
9/17/2014	g	57,687,596	567,124	560,981	6,143

New Zealand Dollar,
Expiring:
9/17/2014	a	13,600	11,762	11,497	265
9/17/2014	c	147,880	129,205	125,013	4,192
9/17/2014	d	307,689	259,972	260,110	(138)
9/17/2014	e	54,400	47,026	45,988	1,038
9/17/2014	f	13,600	11,765	11,497	268
9/17/2014	g	324,008	274,347	273,905	442

Norwegian Krone,
Expiring:
9/17/2014	g	2,146,472	357,880	340,844	17,036

Swedish Krona,
Expiring:
9/17/2014	c	1,473,600	219,457	213,575	5,882
9/17/2014	d	1,406,300	205,150	203,821	1,329
9/17/2014	g	1,005,400	149,350	145,717	3,633

Swiss Franc,
Expiring:
9/17/2014	a	187,779	209,278	206,697	2,581
9/17/2014	b	1,107,784	1,232,332	1,219,390	12,942
9/17/2014	c	132,000	147,633	145,299	2,334
9/17/2014	d	87,400	98,140	96,205	1,935
9/17/2014	e	17,010	18,984	18,724	260

9/17/2014	f	38,000	42,637	41,828	809
9/17/2014	g	243,400	271,531	267,922	3,609

Gross Unrealized Appreciation					157,320
Gross Unrealized Depreciation					(104,521)

Counterparties:

a	Bank of Montreal
b	BNP Paribas
c	Citigroup
d	Goldman Sachs International
e	Morgan Stanley Capital Services
f	Royal Bank of Canada
g	UBS

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	672,682	-	-	672,682
U.S. Treasury	-	3,227,767	-	3,227,767
Other Financial Instruments:
Financial Futures+	82,648	-	-	82,648
Forward Foreign Currency Exchange Contracts+	-	157,320	-	157,320
Options Purchased	227,321	-	-	227,321
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(145,789)	-	-	(145,789)
Forward Foreign Currency Exchange Contracts+	-	(104,521)	-	(104,521)
Options Written	(1,255)	-	-	(1,255)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Global Dynamic Bond Fund
July 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--91.2%		Rate (%)	Date	Amount ($) [a]		Value ($)
Banks--10.0%
Allied Irish Banks,
Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		135,310
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	60,000	b	108,263
Dexia Credit Local,
Govt. Gtd. Notes	GBP	1.88	7/17/17	100,000		168,900
Eksportfinans,
Sr. Unscd. Notes		5.50	5/25/16	55,000		58,355
ING Bank,
Sub. Notes	EUR	3.63	2/25/26	100,000	b	140,449
JPMorgan Chase & Co.,
Sub. Notes	EUR	4.38	11/12/19	100,000	b	134,980
Lloyds Bank,
Govt. Gtd. Notes	GBP	1.50	5/2/17	100,000		168,630
Santander Issuances,
Bank Gtd. Bonds, Ser. 24	GBP	7.30	7/27/19	50,000	b	85,365
Societe Generale,
Jr. Sub. Notes		8.75	10/29/49	90,000		93,555
UBS AG London,
Sr. Unscd. Notes	GBP	6.63	4/11/18	50,000		97,122
						1,190,929
Casinos--1.0%
Caesars Entertainment Resort
Properties, Sr. Scd. Notes		8.00	10/1/20	56,000		57,680
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	50,000		68,710
						126,390
Consumer Discretionary--5.6%
Compass Group,
Sr. Unscd. Bonds	GBP	7.00	12/8/14	50,000		86,114
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	50,000		91,604
Motability Operations Group,
Gtd. Notes	GBP	5.25	9/28/16	55,000		99,961
Motability Operations Group,

Gtd. Notes	GBP	5.38	6/28/22	50,000		96,617
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	100,000		142,776
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	100,000		146,947
						664,019
Consumer Staples--.1%
China Green Holdings,
Sr. Scd. Bonds, Ser. A	CNY	7.00	4/12/16	80,000		6,993
China Green Holdings,
Sr. Scd. Bonds, Ser. B	CNY	10.00	4/12/16	61,314		6,554
						13,547
Diversified Financial Services--9.5%
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	38,994		68,573
ASB Finance,
Bank Gtd. Notes	GBP	1.39	10/23/15	100,000	b	170,166
BUPA Finance,
Gtd. Notes	GBP	7.50	7/4/16	50,000		93,153
F&C Commercial Property Finance,
Sr. Scd. Notes	GBP	5.23	6/30/17	50,000	b	87,493
General Electric Capital,
Sr. Unscd. Notes	GBP	6.44	11/15/22	4,038		7,651
General Electric Capital,
Sr. Unscd. Notes	GBP	6.44	11/15/22	25,778		48,849
Hutchison Ports Finance,
Gtd. Bonds	GBP	6.75	12/7/15	50,000		90,197
Permanent TSB,
Govt. Gtd. Notes	EUR	4.00	3/10/15	100,000		136,780
Prudential,
Jr. Sub. Notes		11.75	12/29/49	85,000	b	88,209
SLM Student Loan Trust, Ser.
2003-10, Asset-Backed Notes	GBP	5.15	12/15/39	100,000		164,314
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	49,399		91,734
Toys R Us Property Co. II,
Sr. Scd. Notes		8.50	12/1/17	86,000		87,187
						1,134,306
Energy--3.8%
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	58,000		58,870
EXCO Resources,
Gtd. Notes		7.50	9/15/18	50,000		49,125

Petrobras International Finance,
Gtd. Notes		7.88	3/15/19	90,000		104,478
Santos Finance,
Gtd. Notes	EUR	8.25	9/22/70	50,000	b	76,158
Shell International Finance,
Gtd. Notes		1.13	8/21/17	125,000		124,538
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		35,729
						448,898
Foreign/Governmental--40.2%
Asian Development Bank,
Sr. Unscd. Notes		0.16	5/29/15	240,000	b	239,971
Barbadian Government,
Unscd. Bonds	GBP	13.50	7/1/15	39,000		69,538
Canada Housing Trust No. 1,
Govt. Gtd. Bonds	CAD	2.35	12/15/18	260,000	c	244,395
Canadian Government,
Bonds	CAD	1.00	11/1/15	255,000		233,748
Dutch Government,
Bonds		1.00	2/24/17	150,000		150,216
EUROFIMA,
Sr. Unscd. Bonds		0.53	3/27/15	200,000	b	200,391
European Bank for Reconstruction &
Development, Sr. Unscd. Notes	NOK	4.00	5/11/17	230,000		38,835
European Investment Bank,
Sr. Unscd. Bonds	GBP	0.63	1/5/16	120,000	b	202,824
European Investment Bank,
Sr. Unscd. Bonds	CAD	2.13	2/4/19	130,000		120,714
European Investment Bank,
Sr. Unscd. Notes	NZD	6.50	9/10/14	125,000		106,446
Finnish Government,
Sr. Unscd. Notes	GBP	0.58	2/25/16	100,000	b	169,001
French Development Agency,
Unscd. Bonds		1.13	10/3/16	120,000		120,761
German Government,
Bonds	EUR	2.50	7/4/44	85,000		124,787
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes		0.15	1/14/15	140,000	b	140,055
KFW,
Govt. Gtd. Notes	NOK	3.38	8/18/17	300,000		50,234
Macedonian Government,
Bonds	EUR	3.98	7/24/21	100,000		133,931

Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	1,140,000		91,144
Nordic Investment Bank,
Sr. Unscd. Notes	NZD	4.13	3/16/17	150,000		126,898
Polish Government,
Bonds, Ser. 1021	PLN	5.75	10/25/21	480,000		178,374
Romanian Government,
Sr. Unscd. Notes	EUR	4.63	9/18/20	90,000		136,458
Singapore Government,
Sr. Unscd. Bonds	SGD	2.50	6/1/19	210,000		178,346
Slovenian Government,
Unscd. Bonds, Ser. RS71	EUR	3.00	4/8/21	30,000		41,534
Slovenian Government,
Sr. Unscd. Notes, Ser. RS63	EUR	4.38	2/6/19	50,000		74,274
Swedish Export Credit,
Sub. Notes		2.88	11/14/23	200,000	b,c	197,597
Swedish Government,
Bonds, Ser. 1057	SEK	1.50	11/13/23	500,000		72,086
Treasury Corp. of Victoria,
Govt. Gtd. Bonds, Ser. 1224	AUD	5.50	12/17/24	170,000		179,298
United Kingdom Gilt,
Bonds	GBP	1.00	9/7/17	315,000		524,263
United Kingdom Gilt,
Bonds, Ser. 3MO	GBP	1.25	11/22/17	210,000	d	508,880
Venezuelan Government,
Sr. Unscd. Bonds		5.75	2/26/16	130,000		123,370
						4,778,369
Health Care--1.8%
Catalent Pharma Solutions,
Gtd. Notes	EUR	9.75	4/15/17	50,000		68,278

Convatec Healthcare,
Sr. Scd. Notes	EUR	7.38	12/15/17	100,000		141,778
						210,056
Industrial--2.3%
Firstgroup,
Gtd. Bonds	GBP	8.13	9/19/18	50,000		99,625
Heathrow Funding,
Sr. Scd. Bonds	GBP	3.00	6/8/17	100,000		171,352
						270,977
Information Technology--.5%
First Data,
Sr. Scd. Notes		7.38	6/15/19	60,000		63,150
Materials--1.0%
First Quantum Minerals,
Gtd. Notes		6.75	2/15/20	23,000	c	23,575
First Quantum Minerals,
Gtd. Notes		7.00	2/15/21	23,000	c	23,805
Kerling,
Sr. Scd. Notes	EUR	10.63	2/1/17	50,000		70,802
						118,182
Telecommunication Services--7.6%
Cable & Wireless International
Finance, Gtd. Bonds	GBP	8.63	3/25/19	40,000		78,510
Numericable Group,
Sr. Scd. Bonds	EUR	5.63	5/15/24	100,000		140,289
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	80,000		96,000
Telemovil Finance,
Gtd. Notes		8.00	10/1/17	100,000		104,500
UPC Holding,
Scd. Notes	EUR	6.38	9/15/22	100,000		145,287
Virgin Media Finance,
Gtd. Bonds	GBP	8.88	10/15/19	50,000		89,176
Vodafone Group,
Sr. Unscd. Notes	GBP	4.63	9/8/14	60,000		101,650
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	100,000		144,282
						899,694
U.S. Government Securities--4.2%
U.S. Treasury Inflation Protected Securities,
Notes, 0.13%, 4/15/18				174,937	e	179,262
U.S. Treasury Inflation Protected Securities,
Notes, 3.38%, 4/15/32				225,142	e	326,069
						505,331

Utilities--3.6%
Anglian Water Services Financing,
Sr. Scd. Bonds, Ser. A1	GBP	5.84	7/30/22	50,000		98,573
E.ON International Finance,
Gtd. Notes	GBP	6.00	10/30/19	50,000		97,267
ENW Capital Finance,
Sr. Scd. Notes	GBP	6.75	6/20/15	45,000		79,424
RWE,
Jr. Sub. Notes	EUR	4.63	9/29/49	45,000	b	61,910

SSE,
Sub. Notes	GBP	5.45	9/29/49	50,000	b	86,973
						424,147
Total Bonds and Notes
(cost $10,641,025)						10,847,995

Common Stocks--1.2%				Shares		Value ($)
Exchange-Traded Funds
SPDR Barclays Emerging Markets
Local Bond ETF
(cost $139,123)				4,622		143,606
				Principal
Short-Term Investments--3.0%				Amount ($)		Value ($)
U.S. Treasury Bills
0.01%, 10/2/14
(cost $359,996)				360,000		359,995

Other Investment--2.4%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $287,694)				287,694	[f]	287,694
Total Investments (cost $11,427,838)				97.8%		11,639,290
Cash and Receivables (Net)				2.2%		253,839
Net Assets				100.0%		11,893,129

ETF -- Exchange-Traded Funds

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
CAD--Canadian Dollar
CNY--Chinese Yuan Renminbi
EUR--Euro
GBP--British Pound
MXN--Mexican Peso
NOK--Norwegian Krone
NZD--New Zealand Dollar
PLN--Polish Zloty
SEK--Swedish Krona
SGD--Singapore Dollar
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities were valued at $489,372 or 4.1% of net assets.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $211,452 of which $285,785 related to appreciated investment securities and $74,333 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	46.8
Foreign/Governmental	40.2
Short-Term/Money Market Investments	5.4
U.S. Government & Agencies	4.2
Common Stocks	1.2
97.8

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014 ($)
Financial Futures Short
Long Gilt	3	(560,585)	September 2014	(2,606)
U.S. Treasury 5 Year Notes	15	(1,782,516)	September 2014	6,814

Gross Unrealized Appreciation				6,814
Gross Unrealized Depreciation				(2,606)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
8/1/2014 a	195,057	181,784	181,267	(517)

Mexican New Peso,
Expiring
8/13/2014 b	323,839	24,831	24,471	(360)

Norwegian Krone,
Expiring
8/13/2014 a	1,090,699	182,834	173,424	(9,410)

Sales:		Proceeds ($)
Australian Dollar,
Expiring
8/13/2014 a	195,057	181,633	181,102	531

British Pound,
Expiring:
8/1/2014 b	2,919	4,934	4,927	7
8/13/2014 a	78,528	134,307	132,565	1,742
8/13/2014 b	119,000	201,698	200,888	810
8/13/2014 c	2,402,221	4,075,122	4,055,263	19,859
8/13/2014 d	33,583	56,140	56,693	(553)

Canadian Dollar,
Expiring

8/13/2014	b	651,431	597,111	597,261	(150)

Euro,
Expiring:
8/13/2014	a	1,447,150	2,014,049	1,937,906	76,143
8/13/2014	b	369,904	504,085	495,346	8,739
8/13/2014	c	249,000	337,891	333,441	4,450
8/13/2014	d	109,442	149,170	146,556	2,614

New Zealand Dollar,
Expiring
8/13/2014	b	280,515	241,090	237,990	3,100

Norwegian Krone,
Expiring
8/13/2014	b	590,473	99,453	93,887	5,566

Singapore Dollar,
Expiring
8/13/2014	a	223,000	178,267	178,756	(489)

Swedish Krona,
Expiring
8/13/2014	b	501,643	74,082	72,717	1,365

Gross Unrealized Appreciation					124,926
Gross Unrealized Depreciation					(11,479)

Counterparties:

a	Barclays Bank
b	Royal Bank of Scotland
c	JP Morgan Chase Bank
d	UBS

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	5,564,295	-	5,564,295
Exchange-Traded Funds	143,606	-	-	143,606
Foreign Government	-	4,778,369	-	4,778,369
Mutual Funds	287,694	-	-	287,694
U.S. Treasury	-	865,326	-	865,326
Other Financial Instruments:
Financial Futures++	6,814	-	-	6,814
Forward Foreign Currency Exchange Contracts++	-	124,926	-	124,926
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(2,606)	-	-	(2,606)
Forward Foreign Currency Exchange Contracts++	-	(11,479)	-	(11,479)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
July 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--13.7%		Rate (%)	Date	Amount ($) [a]		Value ($)
Australia--3.8%
Australian Goverment,
Sr. Unscd. Bonds, Ser. 140	AUD	4.50	4/21/33	1,495,000		1,477,994
Australian Goverment,
Sr. Unscd. Bonds, Ser. 136	AUD	4.75	4/21/27	5,535,000		5,678,910
New South Wales Treasury,
Govt. Gtd. Notes, Ser. CIB1	AUD	2.75	11/20/25	1,867,800	b	2,368,658
Queensland Treasury,
Govt. Gtd. Notes, Ser. 24	AUD	5.75	7/22/24	1,242,000		1,317,920
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	1,290,000		1,364,637
						12,208,119
New Zealand--1.0%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.00	9/20/25	1,248,000	c	1,044,597
New Zealand Government,
Sr. Unscd. Bonds, Ser. 521	NZD	6.00	5/15/21	2,520,000		2,371,526
						3,416,123
Norway--2.8%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	24,045,000		4,259,538
Norwegian Government,
Bonds, Ser. 473	NOK	4.50	5/22/19	26,638,000		4,789,412
						9,048,950
Sweden--.1%
Norcell Sweden Holding 3,
Sr. Scd. Notes	SEK	9.25	9/29/18	2,000,000		315,227
United Kingdom--1.3%
Anglian Water Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/24	95,000	d	287,790

British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/25	36,000	d	114,529
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/48	150,000	d	351,225
National Grid Electricity Transmission,
Sr. Unscd. Bonds	GBP	2.98	7/8/18	122,000	d	338,238
National Grid Gas,
Sr. Unscd. Bonds	GBP	4.19	12/14/22	19,000	d	63,336
Network Rail Infrastructure Finance,
Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/27	230,000	d	596,389
Prudential,
Jr. Sub. Notes		11.75	12/29/49	181,000	e	187,833
Scotland Gas Networks,
Sr. Unscd. Notes, Ser. A2S	GBP	2.13	10/21/22	300,000	d	743,403
TESCO,
Sr. Unscd. Notes	GBP	4.00	9/8/16	578,000	d	1,608,487
						4,291,230
United States--4.7%
Sprint,
Gtd. Notes		7.13	6/15/24	744,000	f	761,670
Sprint,
Gtd. Notes		7.88	9/15/23	920,000	f	986,700
Sprint Capital,
Gtd. Notes		8.75	3/15/32	1,236,000		1,378,140
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	404,000		484,800
U.S. Treasury Notes		1.50	8/31/18	11,513,300		11,502,501
						15,113,811
Total Bonds And Notes
(cost $43,717,939)						44,393,460

Common Stocks--62.3%				Shares		Value ($)
Australia--2.3%
Dexus Property Group				3,680,836		4,040,157
Newcrest Mining				327,626	g	3,299,221
						7,339,378
Canada--3.2%

Barrick Gold	232,327		4,200,472
Eldorado Gold	213,057		1,580,805
Silver Wheaton	24,958		651,904
Yamana Gold	463,328		3,951,897
			10,385,078
Denmark--1.2%
TDC	374,932		3,782,920
Finland--.5%
Nokia	228,869		1,803,082
France--4.8%
Sanofi	66,694		6,997,493
Total	105,098		6,779,441
Vivendi	73,623	g	1,847,062
			15,623,996
Germany--3.6%
Bayer	49,635		6,573,427
Brenntag	12,714		2,041,292
Deutsche Telekom	85,972		1,392,515
SAP	19,734		1,556,362
			11,563,596
Israel--.3%
Bank Hapoalim	166,935		976,220
Japan--3.2%
Japan Tobacco	198,300		6,918,953
SoftBank	48,000		3,403,109
			10,322,062
Netherlands--2.8%
Reed Elsevier	199,620		4,484,824
Wolters Kluwer	161,242		4,452,648
			8,937,472
New Zealand--1.0%
Telecom Corporation of New Zealand	1,317,813		3,186,796
Norway--.2%
Orkla	63,432		574,596
South Africa--.7%
Naspers, Cl. N	19,113		2,347,452
Sweden--3.0%

Millicom International Cellular, SDR	50,020		4,261,601
TeliaSonera	739,641		5,541,442
			9,803,043
Switzerland--4.8%
Novartis	95,720		8,355,341
Roche Holding	24,261		7,048,387
			15,403,728
United Kingdom--14.8%
BAE Systems	441,938		3,189,547
Balfour Beatty	343,297		1,375,607
British American Tobacco	58,061		3,397,996
Centrica	1,388,612		7,238,613
GlaxoSmithKline	398,610		9,621,322
Royal Dutch Shell, Cl. B	155,716		6,708,797
Severn Trent	70,523		2,296,232
United Utilities Group	242,219		3,627,606
Vodafone Group	2,121,429		7,063,693
Willis Group Holdings	79,391		3,235,183
			47,754,596
United States--15.9%
Abbott Laboratories	96,862		4,079,827
Accenture, Cl. A	91,373		7,244,051
Citigroup	90,947		4,448,218
Dun & Bradstreet	8,654		952,200
Merck & Co.	95,245		5,404,201
Microsoft	166,507		7,186,442
Paychex	59,837		2,453,915
PDL BioPharma	42,933		402,712
PowerShares DB Gold Fund	182,633	g	7,822,171
Reynolds American	67,214		3,753,902
Sprint	396,037	g	2,910,872
Sysco	131,425		4,690,558
			51,349,069
Total Common Stocks
(cost $193,380,494)			201,153,084
	Face Amount
	Covered by

Options Purchased--.2%	Contracts ($)		Value ($)
Call Options--.0%
U.S. Treasury Long Bonds,
September 2014 @ $138	77,000		54,141
U.S. Treasury 10 Year Notes,
September 2014 @ $126	85,000		7,969
			62,110
	Number of
	Contracts		Value ($)
Put Options--.2%
CBOE S&P 500 Open/Euro Index,
August 2014 @ 1,890	485		618,375
Total Options Purchased
(cost $631,014)			680,485
	Principal
Short-Term Investments--15.7%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.03%, 10/2/14	19,159,400		19,159,151
0.02%, 11/6/14	21,896,000		21,894,533
0.00%, 11/28/14	9,795,000		9,793,446
Total Short-Term Investments
(cost $50,845,481)			50,847,130

Other Investment--8.6%	Shares		Value ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Plus
Money Market Fund	22,924,000	h	22,924,000
Franklin Convertible Securities Fund	246,601		4,697,751
Total Other Investment
(cost $27,564,447)			27,621,751
Total Investments (cost $316,139,375)	100.5%		324,695,910
Liabilities, Less Cash and Receivables	(.5%)		(1,476,451)
Net Assets	100.0%		323,219,459

SDR—Swedish Depository Receipts

a	Principal amount stated in U.S. Dollars unless otherwise noted.

AUD-- Australian Dollar
GBP-- British Pound
NOK-- Norwegian Krone
NZD-- New Zealand Dollar
SEK-- Swedish Krona
b Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
d Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
e Variable rate security--interest rate subject to periodic change.
f Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities were valued at $1,748,370 or .5% of net assets.
g Non-income producing security.
h Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $8,556,535 of which $16,400,570 related to appreciated investment securities and $7,844,035 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	22.8
Health Care	13.0
Telecommunications	10.3
Foreign/Governmental	7.6
Basic Materials	6.9
Consumer Services	5.3
Consumer Goods	4.5
Industrial	4.4
Oil & Gas	4.2
Utilities	4.1
Financial	3.9
U.S. Government Securities	3.6
Technology	3.3
Corporate Bonds	2.5
Exchange-Traded Funds	2.4
Mutual Funds: Domestic	1.5
Options Purchased	.2
100.5

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
8/1/2014 a	302,549	282,590	281,159	(1,431)

British Pound,
Expiring:
8/1/2014 b	749,795	1,267,326	1,265,883	(1,443)
10/15/2014 b	309,787	529,922	522,667	(7,255)

Canadian Dollar,
Expiring
8/1/2014 b	65,665	60,277	60,224	(53)

Danish Krone,
Expiring
8/1/2014 c	367,105	65,846	65,929	83

Euro,
Expiring
8/1/2014 b	310,012	414,663	415,121	458

Japanese Yen,
Expiring
8/4/2014 b	19,154,730	186,153	186,212	59

New Zealand Dollar,
Expiring:
8/1/2014 b	78,631	66,729	66,797	68
8/4/2014 a	63,996	54,311	54,364	53

Norwegian Krone,
Expiring:
8/1/2014 a	1,615,540	257,918	256,992	(926)
9/12/2014 a	4,765,698	765,948	756,902	(9,046)

South African Rand,
Expiring
9/12/2014 a	1,851,022	174,435	171,352	(3,083)

Swedish Krona,
Expiring
8/1/2014 a	1,195,069	173,318	173,244	(74)

Swiss Franc,
Expiring
8/4/2014 b	243,752	267,978	268,227	249

Sales:		Proceeds ($)

Australian Dollar,
Expiring:
8/14/2014 a	4,718,248	4,395,084	4,380,372	14,712
8/14/2014 c	579,540	535,286	538,039	(2,753)
8/14/2014 d	16,008,689	14,919,783	14,862,298	57,485

British Pound,
Expiring:
10/15/2014 a	3,194,771	5,394,491	5,390,151	4,340

10/15/2014	b	749,795	1,266,517	1,265,038	1,479
10/15/2014	d	33,025,800	56,647,026	55,720,437	926,589

Canadian Dollar,
Expiring:
8/14/2014	a	1,940,000	1,785,591	1,778,634	6,957
8/14/2014	c	454,185	414,139	416,406	(2,267)
8/14/2014	d	4,128,149	3,783,722	3,784,776	(1,054)

Danish Krone,
Expiring:
10/15/2014	a	16,082,104	2,949,077	2,889,634	59,443
10/15/2014	d	5,388,000	966,862	968,116	(1,254)

Euro,
Expiring:
10/15/2014	a	34,477,208	47,009,871	46,178,831	831,040
10/15/2014	b	699,747	945,327	937,242	8,085
10/15/2014	c	836,552	1,127,377	1,120,479	6,898
10/15/2014	d	190,521	257,676	255,184	2,492

Israeli Shekel,
Expiring:
8/14/2014	a	2,169,679	630,644	633,333	(2,689)
8/14/2014	b	225,446	65,704	65,808	(104)
8/14/2014	c	307,127	89,655	89,651	4
8/14/2014	d	335,132	96,689	97,826	(1,137)

Japanese Yen,
Expiring:
8/14/2014	a	61,934,115	608,436	602,137	6,299
8/14/2014	b	604,579,151	5,941,621	5,877,848	63,773
8/14/2014	c	64,803,516	634,452	630,034	4,418

New Zealand Dollar,
Expiring:
8/14/2014	a	1,140,000	965,712	967,081	(1,369)
8/14/2014	b	6,032,491	5,194,850	5,117,460	77,390
8/14/2014	d	217,603	183,316	184,596	(1,280)

Norwegian Krone,
Expiring:
9/12/2014	a	3,781,908	611,178	600,654	10,524
9/12/2014	b	2,652,892	434,231	421,340	12,891
9/12/2014	c	2,057,774	343,720	326,822	16,898
9/12/2014	d	55,750,410	9,266,684	8,854,445	412,239

South African Rand,
Expiring
9/12/2014	a	17,975,294	1,652,618	1,664,000	(11,382)

Swedish Krona,
Expiring:
8/14/2014	a	8,072,814	1,208,780	1,170,206	38,574
8/14/2014	b	53,880,756	8,272,493	7,810,357	462,136
8/14/2014	c	5,062,329	761,188	733,817	27,371
8/14/2014	d	2,682,671	409,124	388,870	20,254

Swiss Franc,
Expiring:
9/12/2014	a	1,086,521	1,198,645	1,195,939	2,706
9/12/2014	b	13,345,268	14,906,861	14,689,197	217,664

Gross Unrealized Appreciation					3,293,631
Gross Unrealized Depreciation					(48,600)

Counterparties:

a	JP Morgan Chase Bank
b	Royal Bank of Scotland
c	Barclays Bank
d	UBS

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Corporate Bonds+	-	8,217,767		-	8,217,767
Equity Securities - Domestic Common Stocks+	43,526,898	-		-	43,526,898
Equity Securities - Foreign Common Stocks+	7,435,655	142,368,360	++	-	149,804,015
Exchange-Traded Funds	7,822,171	-		-	7,822,171
Foreign Government	-	24,673,192		-	24,673,192
Mutual Funds	27,621,751	-		-	27,621,751
U.S. Treasury	-	62,349,631		-	62,349,631
Other Financial Instruments:
Financial Futures+++	-	-		-	-
Forward Foreign Currency Exchange Contracts+++	-	3,293,631		-	3,293,631
Options Purchased	680,485	-		-	680,485
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(48,600)		-	(48,600)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Advantage Funds Inc. Dreyfus Total Emerging Markets Fund
July 31, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--23.2%		Rate (%)	Date	Amount ($) [a]		Value ($)
Argentina--.1%
Provincia de Buenos Aires,
Sr. Unscd. Notes		11.75	10/5/15	100,000		95,500
Brazil--3.3%
Andrade Gutierrez International,
Gtd. Notes		4.00	4/30/18	250,000	b	247,500
Braskem Finance,
Gtd. Bonds		6.45	2/3/24	200,000		210,440
Brazilian Government,
Bills	BRL	0.00	4/1/15	150,000	c	61,664
Brazilian Government,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	1,340,000		578,309
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	2,300,000		929,198
BRF,
Sr. Unscd. Notes		4.75	5/22/24	220,000	b	216,084
Caixa Economica Federal,
Sr. Unscd. Notes		4.25	5/13/19	210,000	b	210,525
Itau Unibanco Holding,
Sub. Notes		5.65	3/19/22	200,000		206,260
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000	b	205,500
						2,865,480
Chile--.2%
Tanner Servicios Financieros,
Sr. Unscd. Notes		4.38	3/13/18	135,000		138,398
China--1.0%
China Cinda Finance,
Gtd. Notes		5.63	5/14/24	235,000	b	246,578
Country Garden Holding,
Gtd. Bonds		7.25	4/4/21	200,000	b	199,750
Kaisa Group Holdings,
Gtd. Notes		8.88	3/19/18	200,000		210,250

Shimao Property Holdings,
Gtd. Notes		6.63	1/14/20	200,000		200,500
						857,078
Colombia--2.0%
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	1,005,000,000		662,935
Emgesa,
Sr. Unscd. Notes	COP	8.75	1/25/21	237,000,000		137,827
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	2/1/21	1,314,000,000		743,838
Pacific Rubiales Energy,
Gtd. Notes		5.38	1/26/19	200,000	b	204,500
						1,749,100
Curacao--.2%
SUAM Finance,
Gtd. Bonds		4.88	4/17/24	190,000	b	191,900
Hungary--.4%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	280,000	b	312,900
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	4,200,000		19,838
						332,738
India--.4%
Rolta Americas,
Gtd. Bonds		8.88	7/24/19	305,000	b	313,540
Indonesia--1.7%
Indo Energy Finance,
Sr. Scd. Notes		7.00	5/7/18	220,000		222,200
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR64	IDR	6.13	5/15/28	4,020,000,000		283,670
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR68	IDR	8.38	3/15/34	2,930,000,000		247,535
Indonesian Government,
Sr. Unscd. Bonds, Ser. FR27	IDR	9.50	6/15/15	2,455,000,000		217,008
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	200,000	b	193,000
Pertamina Persero,
Sr. Unscd. Notes		4.30	5/20/23	320,000		308,800

						1,472,213
Kazakhstan--.3%
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	200,000	b	225,500
Malaysia--.3%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	760,000		242,323
Mexico--2.7%
American Movil,
Gtd. Notes	MXN	8.46	12/18/36	1,900,000		141,994
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	400,000		420,000
Metalsa,
Gtd. Notes		4.90	4/24/23	150,000	b	147,375
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	2,364,000		246,320
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	2,075,000		160,838
Petroleos Mexicanos,
Gtd. Notes	MXN	7.19	9/12/24	6,410,000	b	496,855
Red Carreteras de Occidente,
Sr. Scd. Notes	MXN	9.00	6/10/28	3,140,000	b	225,776
Southern Copper,
Sr. Unscd. Notes		7.50	7/27/35	165,000		195,368
Tenedora Nemak,
Sr. Unscd. Notes		5.50	2/28/23	200,000		207,500
						2,242,026

Nigeria--1.2%
Afren,
Sr. Scd. Notes		6.63	12/9/20	250,000	b	261,875
Nigerian Government,
Treasury Bills	NGN	0.00	8/7/14	70,310,000	c	433,923
Nigerian Government,
Treasury Bills	NGN	0.00	9/4/14	8,300,000	c	50,806
Nigerian Government,
Treasury Bills	NGN	0.00	10/9/14	3,800,000	c	23,025
Nigerian Government,

Treasury Bills, Ser. 364	NGN	0.00	11/6/14	5,740,000	c	34,534
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/4/14	10,910,000	c	64,878
Nigerian Government,
Bonds, Ser. 5YR	NGN	15.10	4/27/17	5,285,000		35,843
Nigerian Government,
Bonds, Ser. 7	NGN	16.00	6/29/19	12,765,000		93,434
						998,318
Panama--.5%
Panamanian Government,
Sr. Unscd. Bonds		5.63	7/25/22	136,000		149,932
Panamanian Government,
Sr. Unscd. Bonds		8.88	9/30/27	210,000		302,400
						452,332
Peru--.4%
Gas Natural de Lima y Callao,
Sr. Unscd. Notes		4.38	4/1/23	50,000	b	49,063
Minsur,
Sr. Unscd. Notes		6.25	2/7/24	150,000	b	163,125
Peruvian Government,
Bonds	PEN	6.85	2/12/42	220,000		81,360
Peruvian Government,
Unscd. Bonds	PEN	6.90	8/12/37	65,000		24,464
						318,012
Philippines--.6%
Petron,
Sub. Bonds		7.50	2/6/49	200,000	d	212,000
Philippines Government,
Sr. Unscd. Bonds	PHP	3.90	11/26/22	15,000,000		348,609
						560,609
Poland--1.2%
Polish Government,
Bonds, Ser. 0417	PLN	4.75	4/25/17	1,250,000		423,571
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	635,000		212,862
Polish Government,
Bonds, Ser. 1019	PLN	5.50	10/25/19	500,000		179,850
Polish Government,

Bonds, Ser. 0922	PLN	5.75	9/23/22	665,000		249,151
						1,065,434
Russia--1.7%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	5,000,000		127,139
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	14,400,000		392,966
Russian Agricultural Bank,
Sr. Unscd. Notes		5.10	7/25/18	290,000	b	275,500
Russian Agricultural Bank,
Sr. Unscd. Notes		7.75	5/29/18	335,000		346,289
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	6,900,000		168,499
Vnesheconombank Via VEB Finance,
Sr. Unscd. Notes		6.03	7/5/22	200,000		187,740
						1,498,133
Singapore--.2%
TBG Global,
Gtd. Notes		4.63	4/3/18	200,000	b	203,500
South Africa--1.6%
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	4,788,000		379,012
South African Government,
Bonds, Ser. 2023	ZAR	7.75	2/28/23	695,000		63,559
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	4,790,000		521,893
Transnet,
Sr. Unscd. Notes		4.00	7/26/22	225,000		215,325
Transnet,
Sr. Unscd. Notes	ZAR	9.50	5/13/21	2,200,000	b	205,294
						1,385,083
Sri Lanka--.2%
Sri Lankan Government,
Sr. Unscd. Bonds		5.13	4/11/19	200,000	b	205,000
Thailand--.5%
Thai Government,
Sr. Unscd. Bonds, Ser. ILB	THB	1.20	7/14/21	10,300,000	e	337,459
Thai Government,

Unscd. Bonds, Ser. ILB	THB	1.25	3/12/28	2,400,000	e	68,974
						406,433
Turkey--1.1%
Export Credit Bank of Turkey,
Sr. Unscd. Notes		5.88	4/24/19	270,000		290,912
Turkish Government,
Bonds, Ser. 5Y	TRY	6.30	2/14/18	920,000		403,906
Turkish Government,
Bonds	TRY	8.80	9/27/23	45,000		21,032
Turkiye Vakiflar Bankasi,
Sr. Unscd. Notes		5.00	10/31/18	270,000	b	277,803
						993,653
Uruguay--.4%
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	4,124,000		350,836
Venezuela--1.0%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	820,000		765,675
Venezuelan Government,
Sr. Unscd. Bonds		11.75	10/21/26	110,000		104,940
						870,615
Total Bonds and Notes
(cost $20,195,944)						20,033,754
				Principal
Common Stocks--74.6%				Shares		Value ($)
Brazil--6.1%
Ambev, ADR				133,000		916,370
Arteris				88,800		683,002
Brasil Insurance Participacoes e Administracao				53,200		219,483
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR				26,410		1,273,490
Grupo BTG Pactual				42,500		662,391
Multiplus				42,800		624,998
Petroleo Brasileiro				101,500		804,842
Rossi Residencial				132,931	f	83,201
						5,267,777
Chile--1.3%
Banco Santander Chile, ADR				45,590		1,159,354
China--11.3%

China Cinda Asset Management, Cl. H	813,000		465,783
China Construction Bank, Cl. H	1,583,000		1,217,606
China ZhengTong Auto Services Holdings	865,000		480,419
CNOOC	827,000		1,467,377
CSR, Cl. H	725,000		652,486
New China Life Insurance, Cl. H	105,900		383,904
PICC Property & Casualty, Cl. H	382,000		619,546
Shanghai Pharmaceuticals Holding, Cl. H	350,100		650,637
Shenzen Expressway, Cl. H	1,320,000		797,356
Sihuan Pharmaceutical Holdings Group	1,124,000		691,770
Tencent Holdings	116,500		1,883,588
Weichai Power, Cl. H	115,000		501,200
			9,811,672
Colombia--1.2%
Bancolombia, ADR	16,820		1,049,736
Greece--.8%
OPAP	41,310		673,903
Hong Kong--3.6%
Haier Electronics Group	419,000		1,199,831
Sino Biopharmaceutical	776,000		665,690
SJM Holdings	457,000		1,224,731
			3,090,252
India--6.5%
ICICI Bank, ADR	25,210		1,261,004
Reliance Industries, GDR	57,130	b	1,891,305
Sesa Sterlite, ADR	58,294		1,097,093
Tata Motors, ADR	33,780		1,328,230
			5,577,632
Indonesia--2.9%
ACE Hardware Indonesia	8,642,000		690,098
Bank Negara Indonesia Persero	2,344,500		1,031,449
Indocement Tunggal Prakarsa	169,900		365,768
United Tractors	192,500		380,588
			2,467,903
Malaysia--1.7%
CIMB Group Holdings	246,400		538,098
Malaysia Airports Holdings	386,400		901,995
			1,440,093

Mexico--2.6%
Arca Continental	95,200		673,025
Controladora Vuela Compania de Aviacion, ADR	76,190		655,996
Grupo Financiero Banorte, Ser. O	132,900		884,157
			2,213,178
Peru--1.5%
Credicorp	9,040		1,337,197
Philippines--4.0%
Metropolitan Bank & Trust	1,055,937		2,083,702
Philippine Long Distance Telephone	9,990		701,890
Universal Robina	177,090		660,892
			3,446,484
Russia--1.2%
Mobile Telesystems	43,680		337,702
Sberbank of Russia, ADR	79,922		661,754
			999,456
South Africa--1.7%
MTN Group	71,130		1,467,225
South Korea--11.6%
DGB Financial Group	42,470		689,095
E-Mart	2,599		586,215
Hana Financial Group	30,660		1,234,751
LG Electronics	14,149		1,054,075
NAVER	1,973		1,396,242
Samsung Fire & Marine Insurance	4,103		1,125,856
Shinhan Financial Group	14,300		709,824
SK Hynix	38,300	f	1,663,901
SK Telecom	6,433		1,647,066
			10,107,025
Taiwan--9.4%
Advanced Semiconductor Engineering	353,158		420,485
Catcher Technology	119,000		973,444
Delta Electronics	178,000		1,217,477
E.Sun Financial Holding	2,239,467		1,495,284
Epistar	129,000		280,484
Fubon Financial Holding	1,018,200		1,597,674
Inventec	745,000		660,185
Taiwan Semiconductor Manufacturing, ADR	57,740		1,154,800

United Microelectronics	783,000		362,740
			8,162,573
Thailand--3.2%
Jasmine International	4,923,100		1,149,466
Kasikornbank	87,400		574,903
PTT Global Chemical	370,546		760,095
Thai Beverage	659,000		325,009
			2,809,473
Turkey--4.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi	802,140		1,031,311
Ford Otomotiv Sanayi	57,970	f	791,656
Turkiye Halk Bankasi	214,950		1,610,365
			3,433,332
Total Common Stocks
(cost $58,760,551)			64,514,265

Preferred Stocks--1.6%
Brazil
Banco do Estado do Rio Grande do Sul, Cl. B	79,500		404,377
Itau Unibanco Holding	61,600		953,018
Total Preferred Stocks
(cost $1,313,310)			1,357,395
	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 11/13/14
(cost $39,995)	40,000	[g]	39,996

Other Investment--1.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,188,627)	1,188,627	[h]	1,188,627
Total Investments (cost $81,498,427)	100.8%		87,134,037
Liabilities, Less Cash and Receivables	(.8%)		(688,136)
Net Assets	100.0%		86,445,901

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
HUF--Hungarian Forint
IDR--lndonesian Rupiah
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN--Nigerian Naira
PEN--Peruvian New Sol
PHP--Philippines Peso
PLN-- Polish Zloty
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
UYU--Uruguayan Peso
ZAR--South African Rand

b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities were valued at $7,169,748 or 8.3% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Variable rate security--interest rate subject to periodic change.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Thai Consumer Price Index.
f Non-income producing security.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $5,635,610 of which $7,996,906 related to appreciated investment securities and $2,361,296 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	29.0
Foreign/Governmental	14.8
Consumer Discretionary	10.7
Information Technology	10.2
Corporate Bonds	8.4
Industrial	7.7

Telecommunication Services	6.1
Energy	4.8
Consumer Staples	3.3
Health Care	2.3
Materials	2.1
Short-Term/Money Market Investment	1.4
100.8

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2014	($)

Financial Futures Short
U.S. Treasury 10 Year Notes	6	(747,656)	September 2014	2,709

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
8/4/2014 a	660,000	295,218	290,583	(4,635)
8/4/2014 b	45,000	19,947	19,813	(134)
8/4/2014 c	325,000	146,166	143,090	(3,076)

Chinese Yuan Renminbi,
Expiring
10/15/2014 d	1,970,000	318,152	316,946	(1,206)

Euro,
Expiring
8/28/2014 a	185,000	248,662	247,745	(917)

Hungarian Forint,
Expiring
8/28/2014 c	55,120,000	239,637	234,875	(4,762)

Indian Rupee,
Expiring
8/28/2014 d	28,810,000	478,690	472,834	(5,856)

Indonesian Rupiah,
Expiring
8/28/2014 e	866,970,000	73,910	74,500	590

Malaysian Ringgit,
Expiring
8/28/2014 d	3,960,000	1,246,008	1,236,179	(9,829)

Mexican New Peso,
Expiring
8/28/2014 e	4,480,000	344,801	338,152	(6,649)

Peruvian New Sol,
Expiring
8/28/2014 d	225,000	80,480	80,035	(445)

Polish Zloty,

Expiring
8/28/2014	e	840,000	271,935	268,712	(3,223)

Taiwan New Dollar,
Expiring
8/28/2014	b	4,850,000	162,045	161,751	(294)

Sales:			Proceeds ($)
Brazilian Real,
Expiring:
8/4/2014	d	1,030,000	458,940	453,486	5,454
9/3/2014	c	685,000	305,470	298,850	6,620

Colombian Peso,
Expiring:
8/28/2014	b	677,390,000	366,057	359,779	6,278
8/28/2014	d	1,255,960,000	678,842	667,073	11,769

Philippine Peso,
Expiring
8/28/2014	f	12,610,000	289,452	289,846	(394)

Russian Ruble,
Expiring
8/28/2014	a	885,000	25,206	24,588	618

South African Rand,
Expiring
8/28/2014	d	8,050,000	758,547	747,182	11,365

South Korean Won,
Expiring
8/28/2014	d	332,580,000	322,330	323,056	(726)

Turkish Lira,
Expiring
8/28/2014 f	20,000	9,469	9,273	196

Gross Unrealized Appreciation				42,890
Gross Unrealized Depreciation				(42,146)

Counterparties:

a	Barclays Bank
b	Deutsche Bank
c	Morgan Stanley Capital Services
d	Citigroup
e	JP Morgan Chase Bank
f	Credit Suisse International

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

				Level 3 -
		Level 2 - Other		Significant
	Level 1 - Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Corporate Bonds+	-	7,226,543		-	7,226,543
Equity Securities - Foreign Common Stocks+	12,232,727	52,281,538	++	-	64,514,265
Equity Securities - Foreign Preferred Stocks+	-	1,357,395		-	1,357,395
Foreign Government	-	12,807,211		-	12,807,211
Mutual Funds	1,188,627	-		-	1,188,627
U.S. Treasury	-	39,996		-	39,996
Other Financial Instruments:
Financial Futures+++	2,709	-		-	2,709
Forward Foreign Currency Exchange Contracts+++	-	42,693		-	42,693
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(41,420)		-	(41,420)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end July 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
July 31, 2014 (Unaudited)

Common Stocks--10.9%	Shares		Value ($)
Belgium--.0%
Groupe Bruxelles Lambert (STRIP)	31	a,b	0
Ireland--.0%
Irish Bank Resolution	3,069	a,b	0
United States--10.9%
PowerShares DB Commodity Index Tracking Fund	1,718,049	a	43,501,001
SPDR Barclays High Yield Bond ETF	173,810		7,047,995
Total Common Stocks
(cost $51,856,088)			50,548,996
	Face Amount
	Covered by
Options Purchased--4.1%	Contracts ($)		Value ($)
Call Options--3.8%
U.S. Treasury 10 Year Note Futures,
August 2014 @ $115	1,833,000		17,642,625

	Number of
	Contracts		Value ($)
Call Options--.0%
Swiss Market Index Futures,
September 2014 @ CHF 8,604	140		9,038
Swiss Market Index Futures,
September 2014 @ CHF 8,652	1,160		57,516
			66,554
Put Options--.3%
S & P 500 Index Futures,
August 2014 @ 1,650	22,500		24,750
S & P 500 Index Futures,
September 2014 @ 1,775	22,250		222,500
S & P 500 Index Futures,
October 2014 @ 1,750	22,750		325,325
S & P 500 Index Futures,
September 2014 @ 1,860	23,750		517,750
Swiss Market Index Futures,
September 2014 @ CHF 8,647	650		207,205

			1,297,530
Total Options
(cost $19,433,197)			19,006,709
	Principal
Short-Term Investments--67.9%	Amount ($)		Value ($)
U.S. Treasury Bills
0.01%, 9/11/14	13,630,000	c	13,629,886
0.02%, 8/7/14	20,000,000		19,999,925
0.02%, 10/16/14	124,680,000		124,676,384
0.02%, 11/6/14	158,000,000		157,989,414
Total Short-Term Investments
(cost $316,295,281)			316,295,609

Other Investment--18.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $83,951,819)	83,951,819	[d]	83,951,819
Total Investments (cost $471,536,385)	100.9%		469,803,133
Liabilities, Less Cash and Receivables	(.9%)		(3,991,653)
Net Assets	100.0%		465,811,480

CHF-- Swiss Franc
ETF -- Exchange-Traded Funds
STRIP -- Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2014, the value of this security amounted to $0.04 or less than .01% of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized depreciation on investments was $1,797,811 of which $408,644 related to appreciated investment securities and $2,206,455 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	85.9
Exchange-Traded Fund	10.9
Options Purchased	4.1
100.9

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014 ($)

Financial Futures Long
Amsterdam Exchange Index	89	9,601,942	August 2014	(74,010)
ASX SPI 200	73	9,446,556	September 2014	344,230
Australian 10 Year Bond	75	8,426,008	September 2014	143,513
CAC 40 10 EURO	231	13,130,624	August 2014	(379,504)
Canadian 10 Year Bond	88	11,048,929	September 2014	166,803
DAX	196	61,797,870	September 2014	(3,138,272)
Euro-Bond	184	36,462,453	September 2014	630,302
FTSE 100	262	29,559,099	September 2014	(115,131)
FTSE/MIB Index	21	2,894,108	September 2014	(181,699)
Hang Seng	100	15,977,961	August 2014	370,267
IBEX 35 Index	31	4,442,780	August 2014	29,867
Long Gilt	514	96,046,867	September 2014	783,658
Mini MSCI Emerging Markets Index	437	23,043,010	September 2014	238,607
S&P/ Toronto Stock Exchange 60 Index	90	14,576,971	September 2014	415,032
Standard & Poor's 500	29	13,954,800	September 2014	(228,052)
Standard & Poor's 500 E-mini	1,967	189,304,080	September 2014	(1,642,691)
Topix	452	56,793,856	September 2014	2,389,539
U.S. Treasury 10 Year Notes	884	110,154,687	September 2014	(401,775)

Financial Futures Short
ASX SPI 200	74	(9,575,961)	September 2014	(111,744)
CAC 40 10 EURO	84	(4,774,772)	August 2014	137,012
Canadian 10 Year Bond	71	(8,914,477)	September 2014	(25,734)
Euro-Bond	343	(67,970,768)	September 2014	(1,147,563)
FTSE 100	331	(37,343,747)	September 2014	268,872

FTSE/MIB Index	51	(7,028,548)	September 2014	473,054
IBEX 35 Index	74	(10,605,345)	August 2014	(109,613)
Japanese 10 Year Bond	68	(96,461,965)	September 2014	(528,694)
Japanese 10 Year Mini Bond	14	(1,986,118)	September 2014	(11,610)
Standard & Poor's 500 E-mini	236	(22,712,640)	September 2014	138,803

Gross Unrealized Appreciation				6,529,559
Gross Unrealized Depreciation				(8,096,092)

STATEMENT OF OPTIONS WRITTEN
July 31, 2014 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
Swiss Market Index Futures,
September 2014 @ CHF 8,647	650	(34,688)

Put Options:
Swiss Market Index Futures,
September 2014 @ CHF 8,652	1,160	(371,975)
Swiss Market Index Futures,
September 2014 @ CHF 8,604	140	(39,607)

(premiums received $381,711)		(446,270)

CHF-Swiss Franc

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
9/17/2014	a	318,720	297,578	295,162	(2,416)
9/17/2014	b	681,000	635,156	630,665	(4,491)
9/17/2014	c	290,200	272,538	268,750	(3,788)
9/17/2014	d	4,019,881	3,762,706	3,722,758	(39,948)
9/17/2014	e	1,740,600	1,629,363	1,611,946	(17,417)
9/17/2014	f	278,880	259,816	258,267	(1,549)
9/17/2014	g	3,011,900	2,809,103	2,789,280	(19,823)
9/17/2014	h	4,806,519	4,505,675	4,451,252	(54,423)
9/17/2014	i	551,280	514,336	510,533	(3,803)
9/17/2014	j	1,477,800	1,380,679	1,368,571	(12,108)
9/17/2014	k	659,220	614,898	610,495	(4,403)

British Pound,
Expiring:
9/17/2014	a	251,280	422,356	424,061	1,705
9/17/2014	b	1,075,400	1,824,388	1,814,850	(9,538)
9/17/2014	c	1,549,600	2,655,928	2,615,112	(40,816)
9/17/2014	d	1,116,390	1,885,728	1,884,025	(1,703)
9/17/2014	e	901,310	1,521,351	1,521,055	(296)
9/17/2014	f	24,023,019	40,213,639	40,541,349	327,710
9/17/2014	g	851,800	1,439,557	1,437,501	(2,056)
9/17/2014	h	1,346,740	2,287,307	2,272,764	(14,543)
9/17/2014	i	650,030	1,099,232	1,096,993	(2,239)
9/17/2014	j	10,732,381	18,001,933	18,112,012	110,079

9/17/2014	k	788,980	1,334,243	1,331,486	(2,757)

Canadian Dollar,
Expiring:
9/17/2014	a	7,741,580	7,126,511	7,091,866	(34,645)
9/17/2014	b	1,210,580	1,129,360	1,108,982	(20,378)
9/17/2014	c	2,305,960	2,147,172	2,112,432	(34,740)
9/17/2014	d	6,722,046	6,192,723	6,157,897	(34,826)
9/17/2014	e	2,402,160	2,246,672	2,200,558	(46,114)
9/17/2014	f	1,327,340	1,237,438	1,215,943	(21,495)
9/17/2014	g	652,900	609,076	598,105	(10,971)
9/17/2014	h	7,962,673	7,346,520	7,294,404	(52,116)
9/17/2014	i	10,914,511	10,004,372	9,998,508	(5,864)
9/17/2014	j	2,883,400	2,680,250	2,641,410	(38,840)
9/17/2014	k	863,400	803,252	790,939	(12,313)

Euro,
Expiring:
9/17/2014	a	841,570	1,138,568	1,127,080	(11,488)
9/17/2014	b	344,600	469,800	461,508	(8,292)
9/17/2014	c	2,147,780	2,890,003	2,876,432	(13,571)
9/17/2014	d	2,522,422	3,399,847	3,378,174	(21,673)
9/17/2014	e	2,882,320	3,884,697	3,860,171	(24,526)
9/17/2014	f	852,600	1,157,448	1,141,852	(15,596)
9/17/2014	g	1,227,400	1,668,116	1,643,806	(24,310)
9/17/2014	h	3,640,700	4,896,367	4,875,837	(20,530)
9/17/2014	i	344,600	469,962	461,508	(8,454)
9/17/2014	j	5,814,228	7,838,034	7,786,753	(51,281)
9/17/2014	k	813,880	1,105,170	1,089,996	(15,174)

Japanese Yen,
Expiring:
9/17/2014	a	255,208,760	2,517,240	2,481,770	(35,470)
9/17/2014	b	52,076,360	513,883	506,415	(7,468)

9/17/2014	c	41,798,800	412,510	406,471	(6,039)
9/17/2014	d	206,391,010	2,034,331	2,007,043	(27,288)
9/17/2014	e	186,047,290	1,832,164	1,809,212	(22,952)
9/17/2014	f	767,052,730	7,577,606	7,459,182	(118,424)
9/17/2014	g	110,447,300	1,088,252	1,074,042	(14,210)
9/17/2014	h	31,451,100	308,322	305,845	(2,477)
9/17/2014	i	96,410,570	949,954	937,542	(12,412)
9/17/2014	j	939,257,400	9,262,726	9,133,781	(128,945)
9/17/2014	k	66,959,680	659,276	651,148	(8,128)

New Zealand Dollar,
Expiring:
9/17/2014	b	455,800	392,206	385,318	(6,888)
9/17/2014	c	2,455,400	2,127,243	2,075,712	(51,531)
9/17/2014	d	752,680	644,919	636,290	(8,629)
9/17/2014	e	1,795,520	1,534,857	1,517,872	(16,985)
9/17/2014	g	227,900	196,197	192,659	(3,538)
9/17/2014	h	701,680	609,045	593,177	(15,868)
9/17/2014	i	182,320	157,032	154,127	(2,905)
9/17/2014	j	894,800	766,044	756,434	(9,610)
9/17/2014	k	227,900	196,174	192,659	(3,515)

Norwegian Krone,
Expiring:
9/17/2014	c	5,655,255	905,733	898,013	(7,720)
9/17/2014	d	25,018,000	4,098,384	3,972,674	(125,710)
9/17/2014	e	21,897,000	3,539,164	3,477,082	(62,082)
9/17/2014	h	27,370,000	4,429,318	4,346,154	(83,164)
9/17/2014	j	5,522,745	902,544	876,971	(25,573)

Swedish Krona,
Expiring:
9/17/2014	a	15,475,209	2,308,415	2,242,891	(65,524)
9/17/2014	c	17,593,600	2,581,314	2,549,919	(31,395)

9/17/2014	e	2,900,800	425,343	420,426	(4,917)
9/17/2014	h	13,230,607	1,965,694	1,917,571	(48,123)
9/17/2014	i	28,733,811	4,293,899	4,164,520	(129,379)
9/17/2014	j	21,536,809	3,195,343	3,121,426	(73,917)

Swiss Franc,
Expiring:
9/17/2014	a	229,200	256,954	252,291	(4,663)
9/17/2014	b	229,200	256,985	252,291	(4,694)
9/17/2014	c	858,360	960,890	944,837	(16,053)
9/17/2014	d	1,530,358	1,696,378	1,684,537	(11,841)
9/17/2014	e	182,600	203,695	200,996	(2,699)
9/17/2014	f	229,200	256,988	252,291	(4,697)
9/17/2014	g	11,825	13,087	13,016	(71)
9/17/2014	h	114,600	128,496	126,146	(2,350)
9/17/2014	i	229,200	256,968	252,291	(4,677)
9/17/2014	j	506,082	560,020	557,068	(2,952)
9/17/2014	k	229,200	256,988	252,291	(4,697)

Sales:			Proceeds ($)

Australian Dollar,
Expiring:
9/17/2014	a	4,629,249	4,312,407	4,287,085	25,322
9/17/2014	b	392,300	366,662	363,304	3,358
9/17/2014	c	5,760,453	5,366,609	5,334,678	31,931
9/17/2014	d	11,868,489	11,033,554	10,991,248	42,306
9/17/2014	e	2,927,380	2,735,931	2,711,007	24,924
9/17/2014	f	1,236,480	1,154,147	1,145,087	9,060
9/17/2014	g	981,850	916,264	909,278	6,986
9/17/2014	h	2,031,290	1,891,127	1,881,150	9,977
9/17/2014	i	392,300	366,839	363,304	3,535
9/17/2014	j	8,996,360	8,409,130	8,331,408	77,722
9/17/2014	k	6,580,199	6,128,100	6,093,834	34,266

British Pound,
Expiring:
9/17/2014	a	1,112,720	1,897,626	1,877,831	19,795
9/17/2014	b	322,900	548,187	544,927	3,260
9/17/2014	c	1,408,970	2,395,417	2,377,784	17,633
9/17/2014	d	1,672,010	2,858,262	2,821,691	36,571
9/17/2014	e	2,620,370	4,482,588	4,422,148	60,440
9/17/2014	f	3,024,980	5,165,310	5,104,969	60,341
9/17/2014	g	1,247,400	2,119,919	2,105,118	14,801
9/17/2014	h	161,450	274,047	272,464	1,583
9/17/2014	i	322,900	548,252	544,927	3,325
9/17/2014	j	2,190,000	3,747,523	3,695,853	51,670
9/17/2014	k	666,300	1,135,046	1,124,451	10,595

Canadian Dollar,
Expiring:
9/17/2014	a	383,120	351,832	350,967	865
9/17/2014	b	1,452,500	1,334,190	1,330,599	3,591
9/17/2014	c	2,328,000	2,161,126	2,132,622	28,504
9/17/2014	d	1,618,910	1,487,152	1,483,043	4,109
9/17/2014	e	1,241,230	1,140,112	1,137,059	3,053
9/17/2014	f	509,590	468,689	466,823	1,866
9/17/2014	g	1,954,750	1,801,447	1,790,697	10,750
9/17/2014	h	1,990,520	1,835,033	1,823,465	11,568
9/17/2014	i	1,003,410	922,602	919,199	3,403
9/17/2014	j	2,439,360	2,241,893	2,234,636	7,257
9/17/2014	k	1,225,610	1,126,892	1,122,750	4,142

Euro,
Expiring:
9/17/2014	a	4,961,683	6,722,940	6,644,975	77,965
9/17/2014	b	163,100	222,411	218,433	3,978
9/17/2014	c	2,321,600	3,151,618	3,109,222	42,396

9/17/2014	d	12,771,323	17,353,250	17,104,099	249,151
9/17/2014	e	1,297,000	1,769,342	1,737,018	32,324
9/17/2014	f	5,668,179	7,680,621	7,591,155	89,466
9/17/2014	g	9,033,470	12,237,449	12,098,149	139,300
9/17/2014	h	2,421,447	3,279,159	3,242,943	36,216
9/17/2014	i	233,000	317,663	312,047	5,616
9/17/2014	j	1,163,200	1,592,200	1,557,825	34,375

Japanese Yen,
Expiring:
9/17/2014	a	58,693,018	573,566	570,759	2,807
9/17/2014	b	89,522,600	879,030	870,560	8,470
9/17/2014	c	639,784,045	6,276,638	6,221,561	55,077
9/17/2014	d	1,422,787,704	13,963,846	13,835,857	127,989
9/17/2014	e	619,069,040	6,083,087	6,020,119	62,968
9/17/2014	f	71,049,443	694,653	690,918	3,735
9/17/2014	g	115,810,743	1,133,792	1,126,198	7,594
9/17/2014	h	1,227,796,508	11,995,949	11,939,671	56,278
9/17/2014	i	35,809,040	351,652	348,224	3,428
9/17/2014	j	1,306,176,810	12,843,968	12,701,878	142,090
9/17/2014	k	44,761,300	439,621	435,280	4,341

New Zealand Dollar,
Expiring:
9/17/2014	a	139,700	121,486	118,098	3,388
9/17/2014	b	396,600	343,659	335,272	8,387
9/17/2014	c	461,010	400,894	389,722	11,172
9/17/2014	d	885,310	771,437	748,411	23,026
9/17/2014	e	942,850	824,584	797,054	27,530
9/17/2014	f	447,980	387,988	378,707	9,281
9/17/2014	g	642,250	555,113	542,936	12,177
9/17/2014	h	326,750	282,831	276,223	6,608
9/17/2014	i	396,600	343,727	335,272	8,455
9/17/2014	j	5,498,705	4,652,261	4,648,420	3,841

9/17/2014	k	5,664,095	4,790,336	4,788,235	2,101

Norwegian Krone,
Expiring:
9/17/2014	h	9,142,072	1,526,070	1,451,694	74,376
9/17/2014	j	26,155,506	4,360,886	4,153,301	207,585

Swedish Krona,
Expiring:
9/17/2014	d	17,631,200	2,625,742	2,555,369	70,373
9/17/2014	h	44,552,500	6,545,346	6,457,193	88,153
9/17/2014	j	4,407,800	656,562	638,842	17,720

Swiss Franc,
Expiring:
9/17/2014	a	1,383,480	1,552,633	1,522,861	29,772
9/17/2014	b	1,225,420	1,367,683	1,348,877	18,806
9/17/2014	c	9,669,011	10,771,105	10,643,135	127,970
9/17/2014	d	3,157,540	3,520,837	3,475,653	45,184
9/17/2014	e	8,188,537	9,104,945	9,013,507	91,438
9/17/2014	f	2,687,300	2,997,423	2,958,037	39,386
9/17/2014	g	1,226,960	1,370,158	1,350,573	19,585
9/17/2014	h	2,871,315	3,199,906	3,160,591	39,315
9/17/2014	i	1,043,560	1,168,170	1,148,696	19,474
9/17/2014	j	2,322,600	2,597,312	2,556,595	40,717
9/17/2014	k	8,881,076	9,906,033	9,775,817	130,216

Gross Unrealized Appreciation	3,429,603
Gross Unrealized Depreciation	(1,985,494)

Counterparties:

a	Bank of America
b	Bank of Montreal
c	BNP Paribas
d	Citigroup
e	Credit Suisse
f	Deutsche Bank
g	Goldman Sachs International
h	HSBC
i	Royal Bank of Canada
j	UBS
k	Westpac Bank

				Implied		Unrealized
Notional	Reference		(Pay) /Receive	Credit		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	(Depreciation) ($)
12,161,510	TRS SPDR Barclays High Yield Bond ETF	Citigroup	-	N/A	12/16/2014	(244,831)

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	-	-	0	0
Exchange-Traded Funds	50,548,996	-	-	50,548,996
Mutual Funds	83,951,819	-	-	83,951,819
U.S. Treasury	-	316,295,609	-	316,295,609
Other Financial Instruments:
Financial Futures++	6,529,559	-	-	6,529,559
Forward Foreign Currency Exchange Contracts++	-	3,429,603	-	3,429,603
Options Purchased	19,006,709	-	-	19,006,709
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(8,096,092)	-	-	(8,096,092)
Forward Foreign Currency Exchange Contracts++	-	(1,985,494)	-	(1,985,494)
Options Written	(446,270)	-	-	(446,270)
Swaps++	-	(244,831)	-	(244,831)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain

(loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)